Restructuring Long-Lived Assets Held for sale and Long-Lived Assets Held and Used (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (total loss recognized)	$ 13,151,000
Long-lived assets held and used (total loss recognized)	7,754,000
Total Loss Recognized	20,905,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (net carrying value)	898,000
Long-Lived Assets Held and Used	8,558,000
Fair Value, Inputs, Level 3 [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets held for sale (fair value)	898,000
Long-Lived Assets Held and Used	$ 8,558,000